Accrued expenses and other current liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued expenses and other current liabilities
Employee benefit obligation	¥ 176,909	¥ 164,291
Share-based compensation liability	39,148	57,495
Other taxes payables	21,487	9,853
Deposits from suppliers	62,522	68,176
Other current liabilities	78,500	65,518
Total	¥ 378,566	¥ 365,333